ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Reverse stock spilts		800
Shares of issued Common stock		2,652,309,322
Shares of outstanding common stock		3,319,486
Common stock, outstanding (in thousands)	13,297	13,138	3,319
Working capital	$ (4,000,000.0)	$ (8,000,000.0)
Proceeds from outstanding of common stock		28,300,000
Cash		$ 5,000,000.0
Accumulated deficit	141,800,000	(140,000,000.0)
Net income (loss)	1,900,000	400,000
Total stockholders' deficits	$ 5,300,000	10,900,000
Proceeds from exercise of warrants		$ 2,700,000	$ 2,700,000.0
Warrants [Member] | Minimum
Warrants exercise price per share	$ 0.15	$ 0.04
Warrants [Member] | Maximum
Warrants exercise price per share	$ 0.80	$ 1.82
Warrants [Member] | Exchange Agreement With GPB [Member]
Proceeds from exercise of warrants	$ 5,700,000	$ 3,500,000	$ 3,500,000.0
Warrants exercisable for common stock outstanding	30,100,000
10% Convertible Debentures
Proceeds from sale of stocks		1,100,000
Series F, Series F-2 and G Preferred Stock
Proceeds from sale of stocks		$ 2,100,000